Financial Liabilities at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities at Amortized Cost [Line Items]
Repurchase agreement and securities lending	$ 284,572	$ 109,505
Bonds [Member]
Financial Liabilities at Amortized Cost [Line Items]
Debt financial instruments issued	2,742,341	1,012,638
Short-Term Current Bonds [Member]
Financial Liabilities at Amortized Cost [Line Items]
Debt financial instruments issued	819,195	28,049
Long-Term Bonds [Member]
Financial Liabilities at Amortized Cost [Line Items]
Debt financial instruments issued	$ 1,923,146	$ 984,589